Mineral, Property, Plant and Equipment	12 Months Ended
Dec. 31, 2023
Property, plant and equipment [abstract]
Mineral, Property, Plant and Equipment	Mineral Properties, Plant and Equipment

	Buildings	Mining Equipment	Mineral Properties(1)	Projects in Progress	Equipment & Other Assets	Deposit on Projects	Mine Closure Costs	Right-of-Use Assets	Total
Cost:
Balance, December 31, 2021	$18,352	$124,775	$394,017	$19,190	$9,819	$10,488	$12,010	$17,298	$605,949
Additions	885	62,081	125,004	64,779	8,722	31,984	—	11,666	305,121
Capitalized borrowing costs	—	—	—	6,246	—	—	—	—	6,246
Change in estimates	—	—	—	—	—	—	1,354	—	1,354
Disposals	(736)	(1,917)	—	(2,241)	(9)	(2)	—	(1,541)	(6,446)
Transfers	2,280	1,512	8,453	26,303	185	(3,650)	—	—	35,083
Foreign exchange	1,257	8,004	26,213	(2,456)	545	454	824	1,026	35,867
Balance, December 31, 2022	22,038	194,455	553,687	111,821	19,262	39,274	14,188	28,449	983,174
Additions	2,672	47,846	98,046	217,988	3,207	107,226	—	20,019	497,004
Capitalized borrowing costs	—	—	—	16,983	—	—	—	—	16,983
Change in estimates	—	—	—	—	—	—	3,119	—	3,119
Disposals	—	(2,844)	(746)	(41)	(58)	(56)	—	(1,831)	(5,576)
Transfers	10,405	28,566	898	57,669	2,639	(100,177)	—	—	—
Foreign exchange	2,131	17,466	45,923	15,237	1,563	3,275	1,202	2,692	89,489
Balance, December 31, 2023	$37,246	$285,489	$697,808	$419,657	$26,613	$49,542	$18,509	$49,329	$1,584,193

Accumulated depreciation:
Balance, December 31, 2021	$(4,428)	$(25,943)	$(109,889)	$—	$(5,733)	$—	$(4,040)	$(10,488)	$(160,521)
Depreciation expense	(1,047)	(16,373)	(33,378)	—	(973)	—	(914)	(7,530)	$(60,215)
Disposals	734	1,672	60	—	70	—	—	913	$3,449
Foreign exchange	(306)	(1,666)	(7,352)	—	(354)	—	(273)	(662)	$(10,613)
Balance, December 31, 2022	(5,047)	(42,310)	(150,559)	—	(6,990)	—	(5,227)	(17,767)	(227,900)
Depreciation expense	(1,497)	(24,209)	(47,717)	—	(1,877)	—	(662)	(12,565)	(88,527)
Disposals	—	1,613	—	—	52	—	—	1,372	3,037
Foreign exchange	(440)	(4,011)	(11,663)	—	(553)	—	(427)	(1,711)	(18,805)
Balance, December 31, 2023	$(6,984)	$(68,917)	$(209,939)	$—	$(9,368)	$—	$(6,316)	$(30,671)	$(332,195)

Net book value, December 31, 2022	$16,991	$152,145	$403,128	$111,821	$12,272	$39,274	$8,961	$10,682	$755,274
Net book value, December 31, 2023	$30,262	$216,572	$487,869	$419,657	$17,245	$49,542	$12,193	$18,658	$1,251,998
(1)     Mineral properties include $72.4 million (2022 - $69.4 million) of costs which are not currently being depreciated.
(2) A total of $35.1 million of exploration and evaluation assets related to the Tucumã Project were reclassified to mineral property, plant and equipment in 2022.